Financial Instruments - Derivative (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) $ / $ Institution	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Oct. 31, 2020 MXN ($)	Mar. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Jul. 31, 2019 MXN ($)	Jan. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Nov. 30, 2017 MXN ($)
Derivative Financial Instruments
Carrying Value, Assets								$ 4,592
Carrying Value, Liabilities				$ 3,476,223				915,290
Notional Amount				123,877,278
Designated as hedging instruments
Derivative Financial Instruments
Notional Amount			$ 1,130,900	22,559,983			$ 2,470,600	46,653,315
Designated as hedging instruments | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Carrying Value, Liabilities				109,146				30,702
Notional Amount				2,000,000				1,500,000				$ 2,000,000
Cumulative gain (loss) on change in fair value of hedge instruments	$ 107,884	$ 38,543
Gain (loss) on change in fair value of hedge instruments	(28,719)	20,933
Designated as hedging instruments | Interest rate swap maturity in October 2022
Derivative Financial Instruments
Carrying Value, Liabilities				86,171				38,543
Notional Amount				$ 1,500,000				$ 2,000,000			$ 1,500,000
Borrowing interest rate (as a percent)			7.35%	7.35%			7.35%	7.35%
Cumulative gain (loss) on change in fair value of hedge instruments	85,217	30,702
Gain (loss) on change in fair value of hedge instruments	21,741
Designated as hedging instruments | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Carrying Value, Liabilities				$ 180,941				$ 83,122
Notional Amount				$ 2,500,000				$ 2,500,000		$ 2,500,000
Borrowing interest rate (as a percent)			7.7485%	7.7485%			7.7485%	7.7485%
Cumulative gain (loss) on change in fair value of hedge instruments	175,498	$ 83,122
Gain (loss) on change in fair value of hedge instruments	42,553
Designated as hedging instruments | Interest rate swap maturity at June 2024
Derivative Financial Instruments
Carrying Value, Liabilities				$ 762,827				$ 185,205
Notional Amount				$ 10,000,000	$ 6,000,000			$ 6,000,000	$ 10,000,000
Borrowing interest rate (as a percent)			6.762%	6.762%			6.762%	6.762%
Cumulative gain (loss) on change in fair value of hedge instruments	(747,630)
Gain (loss) on change in fair value of hedge instruments	$ 89,336
Designated as hedging instruments | Forward maturity at January 2020 through September 2020
Derivative Financial Instruments
Carrying Value, Liabilities								$ 144,466
Notional Amount							$ 218,688
Average foreign exchange rate | $ / $		19.9256
Cumulative gain (loss) on change in fair value of hedge instruments		$ 144,466
Gain (loss) on change in fair value of hedge instruments		(107,440)
Designated as hedging instruments | Forwards maturity at January 2021 through March 2022
Derivative Financial Instruments
Carrying Value, Liabilities				$ 714,763
Notional Amount			$ 330,500
Average foreign exchange rate | $ / $	22.5859
Cumulative gain (loss) on change in fair value of hedge instruments	$ 714,763
Gain (loss) on change in fair value of hedge instruments	308,562
Designated as hedging instruments | TVI | Interest rate swap maturity between May 2020 through May 2022
Derivative Financial Instruments
Carrying Value, Assets								4,592
Notional Amount								407,200
Cumulative gain (loss) on change in fair value of hedge instruments		54,383
Gain (loss) on change in fair value of hedge instruments		26,962
Designated as hedging instruments | TVI | Interest rate swap maturity at April 2022
Derivative Financial Instruments
Carrying Value, Liabilities				23,784				8,943
Notional Amount				$ 730,493				938,182
Borrowing interest rate (as a percent)			7.2663%	7.2663%
Cumulative gain (loss) on change in fair value of hedge instruments	23,784	8,943
Gain (loss) on change in fair value of hedge instruments	$ (11,700)	$ 11,738
Designated as hedging instruments | TVI | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Carrying Value, Liabilities				$ 1,759
Notional Amount				$ 122,400
Number of financial institutions for derivative agreements | Institution	2
Cumulative gain (loss) on change in fair value of hedge instruments	$ (60,730)
Gain (loss) on change in fair value of hedge instruments	2,046
Designated as hedging instruments | Average fixed rate | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)			7.3275%	7.3275%
Designated as hedging instruments | Average fixed rate | TVI | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)			5.585%	5.585%
Not designated as hedging instruments | Interest rate swap maturity at March 2022
Derivative Financial Instruments
Carrying Value, Liabilities				$ 204,250
Notional Amount				$ 9,385,347		$ 9,385,347
Borrowing interest rate (as a percent)			6.0246%	6.0246%
Gain (loss) on change in fair value of hedge instruments	274,285
Not designated as hedging instruments | Forward maturity at January 2020 through October 2020
Derivative Financial Instruments
Carrying Value, Liabilities								242,777
Notional Amount							361,550
Average foreign exchange rate | $ / $		19.9898
Gain (loss) on change in fair value of hedge instruments	$ (207,412)	$ 820,585
Not designated as hedging instruments | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities				$ 706,287
Notional Amount			$ 344,898				361,500
Average foreign exchange rate | $ / $	22.4872
Gain (loss) on change in fair value of hedge instruments	$ 207,412
Not designated as hedging instruments | TVI | Forward maturity at January 2020 through October 2020
Derivative Financial Instruments
Carrying Value, Liabilities								45,968
Notional Amount							66,000
Not designated as hedging instruments | TVI | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities				176,868
Notional Amount			88,353
Average foreign exchange rate | $ / $	22.4570
Gain (loss) on change in fair value of hedge instruments	$ (3,482)
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2020 through October 2020
Derivative Financial Instruments
Carrying Value, Liabilities								48,474
Notional Amount							73,000
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities				190,726
Notional Amount			96,789
Average foreign exchange rate | $ / $	22.4103
Gain (loss) on change in fair value of hedge instruments	$ (300)
Not designated as hedging instruments | Sky's forward | Forward maturity at January 2020 through September 2020
Derivative Financial Instruments
Carrying Value, Liabilities								$ 87,090
Notional Amount							$ 127,850
Not designated as hedging instruments | Sky's forward | Forward maturity at February 2021 through February 2022
Derivative Financial Instruments
Carrying Value, Liabilities				$ 318,701
Notional Amount			$ 135,000
Average foreign exchange rate | $ / $	22.8411
Gain (loss) on change in fair value of hedge instruments	$ (43,419)